Insurance and Reinsurance Contract Assets and Liabilities - Potential Impact Arising from Changes to Non-Economic Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2% adverse change in future mortality rates for portfolios where an increase in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	$ (700)	$ (800)
Net income attributed to shareholders, increase	(700)	(400)
Other comprehensive income attributed to shareholders, increase	200	0
Total comprehensive income attributed to shareholders, increase	(500)	(400)
2% adverse change in future mortality rates for portfolios where an increase in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(200)	(200)
Net income attributed to shareholders, increase	(300)	(200)
Other comprehensive income attributed to shareholders, increase	100	0
Total comprehensive income attributed to shareholders, increase	(200)	(200)
2% adverse change in future mortality rates for portfolios where a decrease in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(100)	0
Net income attributed to shareholders, decrease	0	0
Other comprehensive income attributed to shareholders, decrease	100	0
Total comprehensive income attributed to shareholders, decrease	100	0
2% adverse change in future mortality rates for portfolios where a decrease in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(600)	(500)
Net income attributed to shareholders, decrease	0	0
Other comprehensive income attributed to shareholders, decrease	200	100
Total comprehensive income attributed to shareholders, decrease	200	100
5% adverse change in future morbidity rates (incidence and termination), gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(2,200)	(1,500)
Net income attributed to shareholders, increase	(3,000)	(3,300)
Other comprehensive income attributed to shareholders, increase	700	500
Total comprehensive income attributed to shareholders, increase	(2,300)	(2,800)
5% adverse change in future morbidity rates (incidence and termination), net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(1,800)	(1,300)
Net income attributed to shareholders, increase	(2,700)	(3,300)
Other comprehensive income attributed to shareholders, increase	600	400
Total comprehensive income attributed to shareholders, increase	(2,100)	(2,900)
10% change in future policy termination rates for portfolios where an increase in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(700)	(600)
Net income attributed to shareholders, increase	(100)	(100)
Other comprehensive income attributed to shareholders, increase	(200)	(100)
Total comprehensive income attributed to shareholders, increase	(300)	(200)
10% change in future policy termination rates for portfolios where an increase in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(600)	(500)
Net income attributed to shareholders, increase	(100)	(100)
Other comprehensive income attributed to shareholders, increase	(200)	(100)
Total comprehensive income attributed to shareholders, increase	(300)	(200)
10% change in future policy termination rates for portfolios where a decrease in rates increases insurance contract liabilities, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(900)	(1,200)
Net income attributed to shareholders, decrease	(700)	(400)
Other comprehensive income attributed to shareholders, decrease	400	300
Total comprehensive income attributed to shareholders, decrease	(300)	(100)
10% change in future policy termination rates for portfolios where a decrease in rates increases insurance contract liabilities, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, decrease	(700)	(800)
Net income attributed to shareholders, decrease	(400)	(300)
Other comprehensive income attributed to shareholders, decrease	300	200
Total comprehensive income attributed to shareholders, decrease	(100)	(100)
5% increase in future expense levels, gross
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(600)	(600)
Net income attributed to shareholders, increase	(100)	0
Other comprehensive income attributed to shareholders, increase	100	0
Total comprehensive income attributed to shareholders, increase	0	0
5% increase in future expense levels, net
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
CSM net of NCI, increase	(600)	(600)
Net income attributed to shareholders, increase	(100)	0
Other comprehensive income attributed to shareholders, increase	100	0
Total comprehensive income attributed to shareholders, increase	$ 0	$ 0
5% deterioration in incidence rates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Risk variable percentage	5.00%
5% deterioration in claim termination rates
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Risk variable percentage	5.00%